Roundhill Ball Metaverse ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.3%
Apparel — 0.5%
NIKE, Inc. - Class B	22,085	$1,835,705

Commercial Services — 0.2%
Block, Inc. (a)	7,873	432,936
PayPal Holdings, Inc. (a)	6,078	523,133
		956,069
Computers — 7.9%
Apple, Inc.	232,770	32,168,814

Diversified Financial Services — 3.7%
Coinbase Global, Inc. - Class A (a)(e)	185,035	11,932,907
Galaxy Digital Holdings, Ltd. (a)(b)	779,042	3,322,431
		15,255,338
Electronic Equipment, Instruments & Components — 0.9%
HEXAGON AB (b)	391,857	3,696,997

Home Furnishings — 2.9%
Sony Group Corp. (b)	180,900	11,605,495

Internet — 27.8% (d)
Alibaba Group Holding, Ltd. - ADR (a)(b)	64,523	5,161,195
Alphabet, Inc. - Class C (a)	74,166	7,131,061
Amazon.com, Inc. (a)	108,725	12,285,925
Baidu, Inc. - ADR (a)(b)	87,373	10,265,454
Edgio, Inc. (a)	750,742	2,087,063
Meta Platforms, Inc. - Class A (a)	216,447	29,367,529
NAVER Corp. (b)	29,621	4,006,195
Sea, Ltd. - ADR (a)(b)	267,037	14,967,424
Snap, Inc. - Class A (a)	1,319,271	12,955,241
Tencent Holdings, Ltd. (b)	452,100	15,342,799
		113,569,886
Media — 1.0%
The Walt Disney Co. (a)	43,938	4,144,672

Semiconductors — 20.5%
Advanced Micro Devices, Inc. (a)	113,364	7,182,743
Intel Corp.	152,028	3,917,762
NVIDIA Corp.	271,808	32,994,773
QUALCOMM, Inc.	131,075	14,808,853
Samsung Electronics Co., Ltd. (b)	217,557	8,074,563
Skyworks Solutions, Inc.	50,148	4,276,120
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	180,030	12,342,857
		83,597,671
Software — 31.8% (d)
Activision Blizzard, Inc.	31,781	2,362,600
Adobe, Inc. (a)	13,339	3,670,893
Akamai Technologies, Inc. (a)	55,791	4,481,133
Autodesk, Inc. (a)	72,893	13,616,412
Bentley Systems, Inc. - Class B	70,840	2,166,996
Cloudflare, Inc. - Class A (a)	77,594	4,291,724
Electronic Arts, Inc.	56,584	6,547,335
Krafton, Inc. (a)(b)	43,402	6,370,602
Matterport, Inc. (a)(e)	1,598,613	6,058,743
Microsoft Corp.	108,486	25,266,389
NetEase, Inc. - ADR (b)	56,435	4,266,486
PTC, Inc. (a)	22,033	2,304,652
ROBLOX Corp. - Class A (a)	846,596	30,342,001
Take-Two Interactive Software, Inc. (a)	76,197	8,305,473
Unity Software, Inc. (a)	302,953	9,652,083
		129,703,522
Telecommunications — 1.5%
Lumen Technologies, Inc.	515,793	3,754,973
Planet Labs PBC (a)	457,938	2,486,603
		6,241,576
Toys/Games/Hobbies — 0.6%
Nintendo Co., Ltd. (b)	60,000	2,426,612
TOTAL COMMON STOCKS (Cost $730,951,683)		405,202,357

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Equinix, Inc.	3,953	2,248,624
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,129,536)		2,248,624

SHORT-TERM INVESTMENTS - 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund, Class X, 2.77% (c)	945,408	945,408
TOTAL SHORT-TERM INVESTMENTS (Cost $945,408)		945,408

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.9%
First American Government Obligations Fund, Class X, 2.74% (c)	11,948,887	11,948,887
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,948,887)		11,948,887

TOTAL INVESTMENTS (Cost $746,975,514) — 103.0%		420,345,276
Other assets and liabilities, net — (3.0)%		(12,137,367)
NET ASSETS — 100.0%		$408,207,909

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of September 30, 2022. The market values of securities out on loan is $12,129,722.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	75.0%
	Cayman Islands	12.3%
	Republic of Korea	4.5%
	Japan	3.4%
	Taiwan	3.0%
	Sweden	0.9%
	Canada	0.8%
	Total Country	99.9%
	SHORT-TERM INVESTMENTS	0.2%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	2.9%
	TOTAL INVESTMENTS	103.0%
	Other assets and liabilities, net	-3.0%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$405,202,357	$-	$-	$405,202,357
Real Estate Investment Trusts	2,248,624	-	-	2,248,624
Money Market Fund	945,408	-	-	945,408
Investments Purchased With Proceeds From Securities Lending	11,948,887	-	-	11,948,887
Total Investments - Assets	$420,345,276	$-	$-	$420,345,276

* See the Schedule of Investments for industry classifications.